Note 10 - Preferred Stock	12 Months Ended
Dec. 31, 2012
Preferred Stock [Text Block]
Note 10.           Preferred Stock

Preferred stock is summarized as of December 31, 2012 and 2011 as follows:

	2012	2011

Series E Non-Cumulative Convertible Perpetual Preferred Stock	25,000	25,000
Series F Non-Cumulative Perpetual Preferred Stock	29,867	40,090
	$54,867	$65,090

Series B Non-Cumulative Perpetual Preferred Stock:  The 268 shares of Series B Non-Cumulative Perpetual Preferred Stock (“Series B Preferred Stock”) had a stated dividend rate of 8.00%.  On June 30, 2010, the 268 shares of Series B Preferred Stock were exchanged in the issuance of Series E Non-Cumulative Convertible Perpetual Preferred Stock (“Series E Preferred Stock”).  See below for detailed discussion of the issuance of Series E Preferred Stock.

Series C Non-Cumulative Perpetual Preferred Stock:  The 300 shares of Series C Non-Cumulative Perpetual Preferred Stock (“Series C Preferred Stock”) had a stated dividend rate of 9.50%.  On June 30, 2010, the 300 shares of Series C Preferred Stock were exchanged in the issuance of Series E Preferred Stock.  See below for detailed discussion of the issuance of Series E Preferred Stock.

Series D Cumulative Perpetual Preferred Stock and Common Stock Warrant: On February 13, 2009, the Company issued 38,237 shares of Series D Cumulative Perpetual Preferred Stock (the “Series D Preferred Stock”) to the U.S. Department of the Treasury (the “Treasury”) for an aggregate purchase price of $38,237,000.  The sale of Series D Preferred Stock was a result of the Company’s participation in the Treasury’s voluntary Capital Purchase Program (“CPP”).  The Series D Preferred Stock qualified as Tier 1 capital and paid cumulative dividends at a rate of 5% per annum for the first five years, and 9% per annum thereafter.  This sale also included the issuance of a warrant (“CPP Warrant”) that allowed Treasury to purchase up to 521,888 shares of the Company’s common stock at an exercise price of $10.99.  The CPP Warrant had a ten-year term and was immediately exercisable upon its issuance, with an exercise price, subject to anti-dilution adjustments, equal to $10.99 per share of the Company’s common stock.

The proceeds received from the Treasury were allocated to the Series D Preferred Stock and the CPP Warrant based on relative fair value.  The fair value of the Series D Preferred Stock was determined through a discounted future cash flows model using a discount rate of 12%.  The fair value of the CPP Warrant was calculated using the Black-Scholes option pricing model, which includes assumptions regarding the Company’s dividend yield, stock price volatility, and the risk-free interest rate.  The relative fair value of the Series D Preferred Stock and the CPP Warrant on February 13, 2009, the date of issuance, was $35.8 million and $2.4 million, respectively.

The Company calculated a discount on the Series D Preferred Stock in the amount of $2.4 million, which was being amortized over a 5 year period.  The effective cost on the Series D Preferred Stock, including the accretion of the discount, was approximately 6.23%.  In determining net income (loss) attributable to the Company’s common stockholders, the periodic accretion and the cash dividend on the preferred stock were subtracted from net income (loss) attributable to the Company.

On September 15, 2011, the Company redeemed the 38,237 shares of Series D Preferred Stock simultaneously upon the issuance of the Senior Non-Cumulative Perpetual Preferred Stock, Series F (the “Series F Preferred Stock”).  See below for a detailed discussion of the issuance of Series F Preferred Stock.  Upon redemption, accretion of the remaining discount, or $1,252,023, was recognized.

Separately, on November 16, 2011, the Company repurchased the CPP Warrant from the Treasury for an aggregate price of $1,100,000.  Simultaneous with the repurchase, the Company cancelled the CPP Warrant.

Series E Non-Cumulative Convertible Perpetual Preferred Stock: On June 30, 2010, the Company closed a private placement offering resulting in the issuance of 25,000 shares of Series E Preferred Stock for an aggregate purchase price of $25,000,000, or $1,000 per share (the liquidation amount).  The private placement was fully subscribed and involved the exchange of $20.9 million (gross amount before related issuance costs) of the Company’s previously outstanding Series B Preferred Stock and Series C Preferred Stock and $4.1 million (gross amount before related issuance costs) of new capital from cash investors.

The Series E Preferred Stock carries a stated dividend rate of 7.00% and is perpetually convertible by the holder into shares of common stock at a per share conversion price of $12.15, subject to anti-dilution adjustments upon the occurrence of certain events.  In addition, the Company can exercise a conversion option on or after the third anniversary of the issue date, at the same $12.15 conversion price if the Company’s common stock price equals or exceeds $17.22 for at least 20 trading days in a period of 30 consecutive trading days.  The Series E Preferred Stock was not registered under the Securities Act of 1933, as amended (the “Act”), and was issued pursuant to an exemption from registration under Regulation D of the rules promulgated under the Act.

The Company has the right, at any time after the fifth anniversary of the issuance date, to redeem all, but not less than all, of the shares of Series E Preferred Stock, for an amount per share equal to: (i) $1,000; plus (ii) any declared but unpaid dividends for the then-current dividend period.

The Company’s previously outstanding Series B Preferred Stock and Series C Preferred Stock carried stated dividend rates of 8.00% and 9.50%, respectively.  All of the outstanding shares of Series B and Series C Preferred Stock were exchanged for the newly issued shares of Series E Preferred Stock.

The Series E Preferred Stock is intended to qualify as Tier 1 capital of the Company for regulatory purposes.  The Company used the net proceeds from the issuance to further strengthen its capital and liquidity positions.

Series F Non-Cumulative Perpetual Preferred Stock: On September 15, 2011, the Company issued 40,090 shares of  Series F Preferred Stock to the Treasury for an aggregate purchase price of $40,090,000.  The sale of Series F Preferred Stock is the result of an investment by the Treasury from the Small Business Lending Fund (“SBLF”), a $30 billion fund established under the Small Business Jobs Act of 2010 that encourages lending to small businesses by providing capital to qualified community banks with assets of less than $10 billion.  As a requirement of the SBLF, simultaneously, the Company redeemed the 38,327 shares of Series D Preferred Stock, at an aggregate price of $38,237,000, plus accrued and unpaid dividends to the date of redemption of $159,321.

The Series F Preferred Stock qualifies as Tier 1 capital of the Company.  Non-cumulative dividends are payable quarterly on the Series F Preferred Stock, and the dividend rate is based on changes in the level of “Qualified Small Business Lending” or “QSBL” by the Company’s wholly owned bank subsidiaries, QCBT, CRBT and RB&T.  Based upon the change in the banks’ level of QSBL over the baseline level (as defined by SBLF, the baseline is the average of QSBL for the last two quarters of 2009 and the first two quarters of 2010), the dividend rate for the initial dividend period, which was from the date of issuance through September 30, 2011, was set at 5%, and the dividend rate for the fourth quarter of 2011 has also been set at 5%.  For the 2nd through 10th calendar quarters, the annual dividend rate may be adjusted to between 1% and 5%, to reflect the amount of change in the banks’ level of QSBL.  For the 11th calendar quarter through 4.5 years after issuance, the dividend rate will be fixed at between 1% and 5%, based upon the increase in QSBL from the baseline level to the level as of the end of the ninth dividend period (i.e., as of September 30, 2013), or will be fixed at 7% if there is no increase or there is a decrease in QSBL during such period. In addition, beginning on April 1, 2014 and ending on April 1, 2016, if there is no increase or there is a decrease in QSBL from the baseline level to the level as of the end of the ninth dividend period (i.e., as of September 30, 2013), because of the Company’s participation in the CPP, the Company will be subject to an additional lending incentive fee of 2% per year. After 4.5 years from issuance, the dividend rate will increase to 9%.

In accordance with SBLF, the Company may pay dividends on all stock assuming Tier 1 capital levels remain at least 90% of the level existing upon the date of issuance, or September 15, 2011.  This threshold is subject to reduction depending on increases in the Company’s QSBL.

The Series F Preferred Stock is nonvoting, other than for consent rights granted to the Treasury with respect to (i) any authorization or issuance of shares ranking senior to the Series F Preferred Stock, (ii) any amendment to the rights of the Series F Preferred Stock, (iii) any merger, exchange, dissolution, or similar transaction that would affect the rights of the Series F Preferred Stock and (iv) any sale of all, or any material portion of, the Company’s assets if in conjunction with such sale, the Series F Preferred Stock will not be redeemed in full.

If the Company misses five dividend payments, whether or not consecutive, the holder of the Series F Preferred Stock will have the right, but not the obligation, to appoint a representative as an observer on the Company’s Board of Directors.  If the Company misses six dividend payments, whether or not consecutive, and if the then outstanding aggregate liquidation amount of the Series F Preferred Stock is at least $25,000,000, then the holder of the Series F Preferred Stock will have the right to designate two directors to the Board of Directors of the Company.

The Series F Preferred Stock was issued in a private placement exempt from registration pursuant to Section 4(2) of the Act.

On June 29, 2012, the Company redeemed 10,223 shares of Series F Preferred Stock from the Treasury for an aggregate redemption amount of $10,223,000 plus unpaid dividends to the date of redemption of $124,948.  The remaining Series F Preferred Stock may be redeemed at any time at the option of the Company, subject to the approval of the Company’s primary federal banking regulator.  All redemptions must be in amounts equal to at least the lesser of 25% of the number of originally issued shares, or 100% of the then-outstanding shares.